Derivative instruments and hedging activities (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Gains (loss) on derivative instrument	$ (200)	$ 4,600	$ 3,400	$ 4,700
Foreign Exchange Contract [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedge [Member]
Derivatives, Fair Value [Line Items]
Assets derivatives - Notional amount	22,000		22,000
Foreign Exchange Contract [Member] | Other current assets [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Assets derivatives - Notional amount	37,993		37,993		$ 45,000
Foreign Exchange Contract [Member] | Accrued expenses and other current liabilities [Member] | Designated as Hedging Instrument [Member] | Cash Flow Hedge [Member]
Derivatives, Fair Value [Line Items]
Assets derivatives - Notional amount	9,518		9,518
Liability derivatives - Notional amount	12,500		12,500		$ 38,426
Foreign Exchange Contract [Member] | Accrued expenses and other current liabilities [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Liability derivatives - Notional amount	$ 26,737		$ 26,737		$ 18,424